Net investment in lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Net Investment In Lease	Net investment in lease:

	2021	2020
Undiscounted lease receivable	$1,448.2	$773.2
Unearned interest income	(689.9)	(343.9)
Net investment in lease	$758.3	$429.3

	2021	2020
Lease receivables	$751.4	$429.3
Unguaranteed residual value	6.9	—
Net investment in lease	758.3	429.3
Current portion of net investment in lease	(16.8)	(10.7)
Long-term portion of net investment in lease	$741.5	$418.6

Schedule of Minimum Lease Receivable from Direct Financing Leases	At December 31, 2021, the minimum lease receivable from direct financing leases are as follows:

2022	$79.3
2023	79.3
2024	79.5
2025	79.3
2026	79.3
Thereafter	1,051.5
$1,448.2